Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001827075
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	CVENT HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39709
Entity Tax Identification Number	98-1560055
Entity Address, Address Line One	1765 Greensboro Station Place
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	226-3500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CVT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false